Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.22%	2.59%	9.68%	(4.35%)	4.10%	24.10%	9.42%	(0.99%)	8.26%	16.45%
Investor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.22%	2.59%	9.68%	(4.35%)	4.10%	24.10%	9.42%	(0.99%)	8.26%	16.45%
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	15.24%	5.27%	12.11%	(38.08%)	17.23%	34.00%	27.65%	(4.44%)	15.32%	8.54%
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	8.31%	1.41%	10.78%	(8.55%)